COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)					12 Months Ended
	Oct. 30, 2024	Oct. 09, 2024	Aug. 06, 2024	Dec. 27, 2023	Dec. 31, 2024	Dec. 31, 2023
Loss Contingencies [Line Items]
Debt amortization percentage					4.50%
Transaction fee shares generating sales proceeds					$ 5,175,000
Compensation expense	$ 200,000			$ 125,000
Cash	40,000			40,000	38,742	$ 607,869
Payment of stock				$ 85,000
Cash proceeds	$ 160,000
Proceeds percentage	15.00%
Excise tax liabilty					$ 1,157,161
Common Stock [Member]
Loss Contingencies [Line Items]
Stockholders redeemed shares					11,253,528	11,194,590
Excise tax liabilty					$ 1,157,161	$ 1,143,296
Sponsor [Member] | Non Redemption Agreement [Member]
Loss Contingencies [Line Items]
Sponsor plans to transfer to Investor shares		5,000	5,000
Stock holds prior to business combination, shares		99,800	99,800
Alliance Global Partners [Member]
Loss Contingencies [Line Items]
Transaction fee shares generating sales proceeds					2,500,000
Total transaction fee					$ 2,500,000
Convertible shares issuable					500,000
Conversion price					$ 5.00
Conversion percentage					75.00%
Advisory agreement lock-up ending period from closing date					3 months
Converted percentage					100.00%
Shares reserve for future issuance of Common Stock					250,000
Alliance Global Partners [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Conversion percentage					10.00%
Other Service Providers [Member]
Loss Contingencies [Line Items]
Shares reserve for future issuance of Common Stock					250,000
Accrued liabilities					$ 1,250,000
Common stock price per share					$ 5.00